Note 2 - Summary of Significant Accounting Policies - Property and Equipment by Geographical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment	$ 282	$ 123
CHINA
Property and Equipment	73	90
UNITED STATES
Property and Equipment	208	30
AUSTRALIA
Property and Equipment	$ 1	$ 3